Consolidated Investment Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Schedule of Condensed Consolidating Balance Sheets
ING U.S., Inc.
Condensed Consolidating Balance Sheet
March 31, 2013
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	—	—	70,638.3	(15.4)	70,622.9
Fixed maturities, at fair value using the fair value option	—	—	2,675.8	—	2,675.8
Equity securities, available-for-sale, at fair value	69.8	5.5	207.0	—	282.3
Short-term investments	—	—	2,992.1	—	2,992.1
Mortgage loans on real estate, net of valuation allowance	—	—	8,949.4	—	8,949.4
Policy loans	—	—	2,204.4	—	2,204.4
Limited partnerships/corporations	—	—	468.5	—	468.5
Derivatives	109.4	—	2,119.6	(152.0)	2,077.0
Investments in subsidiaries	15,233.9	13,709.3	—	(28,943.2)	—
Other investments	—	0.4	166.3	—	166.7
Securities pledged	—	—	1,774.7	—	1,774.7
Total investments	15,413.1	13,715.2	92,196.1	(29,110.6)	92,213.8
Cash and cash equivalents	384.2	0.3	2,403.2	—	2,787.7
Short-term investments under securities loan agreements, including collateral delivered	—	—	863.5	—	863.5
Accrued investment income	—	—	900.8	—	900.8
Reinsurance recoverable	—	—	7,151.0	—	7,151.0
Deferred policy acquisition costs, Value of business acquired	—	—	4,019.6	—	4,019.6
Sales inducements to contract holders	—	—	235.5	—	235.5
Goodwill and other intangible assets	—	—	341.8	—	341.8
Loans to subsidiaries and affiliates	111.9	68.6	275.0	(455.5)	—
Due from subsidiaries and affiliates	15.1	4.5	1.8	(21.4)	—
Other assets	37.0	—	1,091.2	—	1,128.2
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,980.7	—	2,980.7
Cash and cash equivalents	—	—	1,054.8	—	1,054.8
Corporate loans, at fair value using the fair value option	—	—	4,043.1	—	4,043.1
Other assets	—	—	31.2	—	31.2
Assets held in separate accounts	—	—	103,098.3	—	103,098.3
Total assets	15,961.3	13,788.6	220,687.6	(29,587.5)	220,850.0

ING U.S., Inc.
Condensed Consolidating Balance Sheet
March 31, 2013
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder's Equity:
Future policy benefits	—	—	15,061.5	—	15,061.5
Contract owner account balances	—	—	70,813.6	—	70,813.6
Payables under securities loan agreement, including collateral held	—	—	1,348.8	—	1,348.8
Short-term debt	525.7	138.4	111.9	(454.8)	321.2
Long-term debt	2,094.1	1,014.2	347.9	(15.4)	3,440.8
Funds held under reinsurance agreements	—	—	1,170.8	—	1,170.8
Derivatives	59.6	—	1,763.0	(152.0)	1,670.6
Pension and other post-employment provisions	—	—	906.6	—	906.6
Current income taxes	(12.7)	12.0	13.9	—	13.2
Deferred income taxes	(135.8)	—	1,057.4	—	921.6
Due to subsidiaries and affiliates	0.6	1.2	19.6	(21.4)	—
Other liabilities	38.7	7.5	1,185.8	(0.7)	1,231.3
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	4,448.1	—	4,448.1
Other liabilities	—	—	804.7	—	804.7
Liabilities related to separate accounts	—	—	103,098.3	—	103,098.3
Total liabilities	2,570.2	1,173.3	202,151.9	(644.3)	205,251.1
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	13,391.1	12,615.3	16,327.9	(28,943.2)	13,391.1
Noncontrolling interest	—	—	2,207.8	—	2,207.8
Total shareholder's equity	13,391.1	12,615.3	18,535.7	(28,943.2)	15,598.9
Total liabilities and shareholder's equity	15,961.3	13,788.6	220,687.6	(29,587.5)	220,850.0

ING U.S., Inc.
Condensed Consolidating Balance Sheet
December 31, 2012
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	—	—	70,925.7	(15.4)	70,910.3
Fixed maturities, at fair value using the fair value option	—	—	2,771.3	—	2,771.3
Equity securities, available-for-sale, at fair value	63.9	20.1	256.1	—	340.1
Short-term investments	—	—	5,991.2	—	5,991.2
Mortgage loans on real estate, net of valuation allowance	—	—	8,662.3	—	8,662.3
Policy loans	—	—	2,200.3	—	2,200.3
Limited partnerships/corporations	—	—	465.1	—	465.1
Derivatives	117.7	—	2,410.5	(153.7)	2,374.5
Investments in subsidiaries	15,715.1	14,044.3	—	(29,759.4)	—
Other investments	—	0.4	166.6	—	167.0
Securities pledged	—	—	1,605.5	—	1,605.5
Total investments	15,896.7	14,064.8	95,454.6	(29,928.5)	95,487.6
Cash and cash equivalents	357.5	0.4	1,428.9	—	1,786.8
Short-term investments under securities loan agreements, including collateral delivered	—	—	664.0	—	664.0
Accrued investment income	—	—	863.5	—	863.5
Reinsurance recoverable	—	—	7,379.3	—	7,379.3
Deferred policy acquisition costs, Value of business acquired	—	—	3,656.3	—	3,656.3
Sales inducements to contract holders	—	—	212.7	—	212.7
Goodwill and other intangible assets	—	—	348.5	—	348.5
Loans to subsidiaries and affiliates	77.0	58.0	261.4	(396.4)	—
Due from subsidiaries and affiliates	16.5	1.5	24.6	(42.6)	—
Other assets	35.8	—	1,326.7	—	1,362.5
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,931.2	—	2,931.2
Cash and cash equivalents	—	—	440.8	—	440.8
Corporate loans, at fair value using the fair value option	—	—	3,559.3	—	3,559.3
Other assets	—	—	34.3	—	34.3
Assets held in separate accounts	—	—	97,667.4	—	97,667.4
Total assets	16,383.5	14,124.7	216,253.5	(30,367.5)	216,394.2

ING U.S., Inc.
Condensed Consolidating Balance Sheet
December 31, 2012
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder's Equity:
Future policy benefits	—	—	15,493.6	—	15,493.6
Contract owner account balances	—	—	70,562.1	—	70,562.1
Payables under securities loan agreement, including collateral held	—	—	1,509.8	—	1,509.8
Short-term debt	886.1	138.3	436.3	(396.1)	1,064.6
Long-term debt	1,824.6	1,014.1	347.8	(15.4)	3,171.1
Funds held under reinsurance agreements	—	—	1,236.6	—	1,236.6
Derivatives	59.3	—	2,038.6	(153.7)	1,944.2
Pension and other post-employment provisions	—	—	903.2	—	903.2
Current income taxes	(221.1)	7.2	225.6	—	11.7
Deferred income taxes	(127.4)	0.2	1,169.9	—	1,042.7
Due to subsidiaries and affiliates	23.1	1.5	18.0	(42.6)	—
Other liabilities	64.0	19.0	1,521.5	(0.3)	1,604.2
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	3,829.4	—	3,829.4
Other liabilities	—	—	292.4	—	292.4
Liabilities related to separate accounts	—	—	97,667.4	—	97,667.4
Total liabilities	2,508.6	1,180.3	197,252.2	(608.1)	200,333.0
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	13,874.9	12,944.4	16,815.0	(29,759.4)	13,874.9
Noncontrolling interest	—	—	2,186.3	—	2,186.3
Total shareholder's equity	13,874.9	12,944.4	19,001.3	(29,759.4)	16,061.2
Total liabilities and shareholder's equity	16,383.5	14,124.7	216,253.5	(30,367.5)	216,394.2

ING

Condensed Consolidating Balance Sheet
December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	—	—	70,925.7	(15.4)	70,910.3
Fixed maturities, at fair value using the fair value option	—	—	2,771.3	—	2,771.3
Equity securities, available-for-sale, at fair value	63.9	20.1	256.1	—	340.1
Short-term investments	—	—	5,991.2	—	5,991.2
Mortgage loans on real estate, net of valuation allowance	—	—	8,662.3	—	8,662.3
Policy loans	—	—	2,200.3	—	2,200.3
Limited partnerships/corporations	—	—	465.1	—	465.1
Derivatives	117.7	—	2,410.5	(153.7)	2,374.5
Investments in subsidiaries	15,715.1	14,044.3	—	(29,759.4)	—
Other investments	—	0.4	166.6	—	167.0
Securities pledged	—	—	1,605.5	—	1,605.5
Total investments	15,896.7	14,064.8	95,454.6	(29,928.5)	95,487.6
Cash and cash equivalents	357.5	0.4	1,428.9	—	1,786.8
Short-term investments under securities loan agreements, including collateral delivered	—	—	664.0	—	664.0
Accrued investment income	—	—	863.5	—	863.5
Reinsurance recoverable	—	—	7,379.3	—	7,379.3
Deferred policy acquisition costs, Value of business acquired	—	—	3,656.3	—	3,656.3
Sales inducements to contract holders	—	—	212.7	—	212.7
Goodwill and other intangible assets	—	—	348.5	—	348.5
Loans to subsidiaries and affiliates	77.0	58.0	261.4	(396.4)	—
Due from subsidiaries and affiliates	16.5	1.5	24.6	(42.6)	—
Other assets	35.8	—	1,326.7	—	1,362.5
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,931.2	—	2,931.2
Cash and cash equivalents	—	—	440.8	—	440.8
Corporate loans, at fair value using the fair value option	—	—	3,559.3	—	3,559.3
Other assets	—	—	34.3	—	34.3
Assets held in separate accounts	—	—	97,667.4	—	97,667.4
Total assets	16,383.5	14,124.7	216,253.5	(30,367.5)	216,394.2
Condensed Consolidating Balance Sheet (Continued)
December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder's Equity:
Future policy benefits	—	—	15,493.6	—	15,493.6
Contract owner account balances	—	—	70,562.1	—	70,562.1
Payables under securities loan agreement, including collateral held	—	—	1,509.8	—	1,509.8
Short-term debt	886.1	138.3	436.3	(396.1)	1,064.6
Long-term debt	1,824.6	1,014.1	347.8	(15.4)	3,171.1
Funds held under reinsurance agreements	—	—	1,236.6	—	1,236.6
Derivatives	59.3	—	2,038.6	(153.7)	1,944.2
Pension and other post-employment provisions	—	—	903.2	—	903.2
Current income taxes	(221.1)	7.2	225.6	—	11.7
Deferred income taxes	(127.4)	0.2	1,169.9	—	1,042.7
Due to subsidiaries and affiliates	23.1	1.5	18.0	(42.6)	—
Other liabilities	64.0	19.0	1,521.5	(0.3)	1,604.2
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	3,829.4	—	3,829.4
Other liabilities	—	—	292.4	—	292.4
Liabilities related to separate accounts	—	—	97,667.4	—	97,667.4
Total liabilities	2,508.6	1,180.3	197,252.2	(608.1)	200,333.0
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	13,874.9	12,944.4	16,815.0	(29,759.4)	13,874.9
Noncontrolling interest	—	—	2,186.3	—	2,186.3
Total shareholder's equity	13,874.9	12,944.4	19,001.3	(29,759.4)	16,061.2
Total liabilities and shareholder's equity	16,383.5	14,124.7	216,253.5	(30,367.5)	216,394.2

Condensed Consolidating Balance Sheet
December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	—	—	67,421.1	(15.5)	67,405.6
Fixed maturities, at fair value using the fair value option	—	—	3,010.3	—	3,010.3
Equity securities, available-for-sale, at fair value	69.4	11.6	272.8	—	353.8
Short-term investments	—	—	3,572.7	—	3,572.7
Mortgage loans on real estate, net of valuation allowance	—	—	8,691.1	—	8,691.1
Loan - Dutch State obligation	—	—	1,792.7	—	1,792.7
Policy loans	—	—	2,263.9	—	2,263.9
Limited partnerships/corporations	—	—	599.6	—	599.6
Derivatives	137.1	—	2,701.8	(178.0)	2,660.9
Investments in subsidiaries	14,867.0	13,421.5	—	(28,288.5)	—
Other investments	—	1.7	213.4	—	215.1
Securities pledged	—	—	2,253.5	—	2,253.5
Total investments	15,073.5	13,434.8	92,792.9	(28,482.0)	92,819.2
Cash and cash equivalents	1.3	0.6	636.1	—	638.0
Short-term investments under securities loan agreements, including collateral delivered	—	—	1,075.9	—	1,075.9
Accrued investment income	—	—	881.7	—	881.7
Reinsurance recoverable	—	—	7,723.4	—	7,723.4
Deferred policy acquisition costs, Value of business acquired	—	—	4,352.3	—	4,352.3
Sales inducements to contract holders	—	—	307.3	—	307.3
Current income taxes	(214.0)	(25.3)	265.3	—	26.0
Goodwill and other intangible assets	—	—	382.5	—	382.5
Loans to subsidiaries and affiliates	179.4	24.5	2,332.4	(2,536.3)	—
Due from subsidiaries and affiliates	6.3	0.1	16.5	(22.9)	—
Other assets	55.7	6.8	1,413.8	—	1,476.3
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,860.3	—	2,860.3
Cash and cash equivalents	—	—	137.0	—	137.0
Corporate loans, at fair value using the fair value option	—	—	2,162.9	—	2,162.9
Other assets	—	—	15.5	—	15.5
Assets held in separate accounts	—	—	88,714.5	—	88,714.5
Total assets	15,102.2	13,441.5	206,070.3	(31,041.2)	203,572.8

Condensed Consolidating Balance Sheet (Continued)
December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder's Equity:
Future policy benefits	—	—	15,626.7	—	15,626.7
Contract owner account balances	—	—	72,731.7	—	72,731.7
Payables under securities loan agreement, including collateral held	—	—	1,781.8	—	1,781.8
Short-term debt	2,911.0	500.0	179.5	(2,535.9)	1,054.6
Long-term debt	—	651.3	707.3	(15.5)	1,343.1
Funds held under reinsurance agreements	—	—	1,307.6	—	1,307.6
Derivatives	71.5	—	2,062.3	(178.0)	1,955.8
Pension and other post-employment provisions	—	—	797.7	—	797.7
Deferred income taxes	(263.0)	—	776.0	—	513.0
Due to subsidiaries and affiliates	16.2	0.3	6.4	(22.9)	—
Other liabilities	12.6	17.6	1,533.8	(0.4)	1,563.6
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	2,057.1	—	2,057.1
Other liabilities	—	—	199.5	—	199.5
Liabilities related to separate accounts	—	—	88,714.5	—	88,714.5
Total liabilities	2,748.3	1,169.2	188,481.9	(2,752.7)	189,646.7
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	12,353.9	12,272.3	16,016.2	(28,288.5)	12,353.9
Noncontrolling interest	—	—	1,572.2	—	1,572.2
Total shareholder's equity	12,353.9	12,272.3	17,588.4	(28,288.5)	13,926.1
Total liabilities and shareholder's equity	15,102.2	13,441.5	206,070.3	(31,041.2)	203,572.8

Schedule of Condensed Consolidating Statement of Operations
ING U.S., Inc.
Condensed Consolidating Statement of Operations
For the Three Months Ended March 31, 2013
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	25.0	0.1	1,174.3	(0.7)	1,198.7
Fee income	—	—	891.9	—	891.9
Premiums	—	—	471.9	—	471.9
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(11.6)	—	(11.6)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(0.6)	—	(0.6)
Net other-than-temporary impairments recognized in earnings	—	—	(11.0)	—	(11.0)
Other net realized capital gains (losses)	—	—	(863.8)	—	(863.8)
Total net realized capital gains (losses)	—	—	(874.8)	—	(874.8)
Other revenue	2.1	0.3	96.1	(2.9)	95.6
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	44.2	—	44.2
Changes in fair value related to collateralized loan obligations	—	—	(8.9)	—	(8.9)
Total revenues	27.1	0.4	1,794.7	(3.6)	1,818.6
Benefits and expenses:					—
Policyholder benefits	—	—	540.5	—	540.5
Interest credited to contract owner account balance	—	—	520.9	—	520.9
Operating expenses	2.7	—	759.3	(2.9)	759.1
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	130.5	—	130.5
Interest expense	27.4	15.5	2.2	(0.7)	44.4
Operating expenses related to consolidated investment entities:
Interest expense	—	—	36.8	—	36.8
Other expense	—	—	0.7	—	0.7
Total benefits and expenses	30.1	15.5	1,990.9	(3.6)	2,032.9
Income (loss) before income taxes	(3.0)	(15.1)	(196.2)	—	(214.3)
Income tax expense (benefit)	(2.0)	(5.7)	18.9	—	11.2
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(1.0)	(9.4)	(215.1)	—	(225.5)
Equity in earnings (losses) of subsidiaries, net of tax	(211.0)	(219.4)	—	430.4	—
Net income (loss) including noncontrolling interest	(212.0)	(228.8)	(215.1)	430.4	(225.5)
Less: Net income (loss) attributable to noncontrolling interest	—	—	(13.5)	—	(13.5)
Net income (loss) available to ING U.S., Inc.'s common shareholder	(212.0)	(228.8)	(201.6)	430.4	(212.0)
ING U.S., Inc.
Condensed Consolidating Statement of Operations
For the Three Months Ended March 31, 2012
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	0.4	0.1	1,278.9	(2.0)	1,277.4
Fee income	—	—	889.0	—	889.0
Premiums	—	—	461.6	—	461.6
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(7.3)	—	(7.3)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(0.4)	—	(0.4)
Net other-than-temporary impairments recognized in earnings	—	—	(6.9)	—	(6.9)
Other net realized capital gains (losses)	—	—	(1,243.0)	—	(1,243.0)
Total net realized capital gains (losses)	—	—	(1,249.9)	—	(1,249.9)
Other revenue	3.9	—	86.5	(1.4)	89.0
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	34.9	—	34.9
Changes in fair value related to collateralized loan obligations	—	—	(16.7)	—	(16.7)
Total revenues	4.3	0.1	1,484.3	(3.4)	1,485.3
Benefits and expenses:					—
Policyholder benefits	—	—	448.1	—	448.1
Interest credited to contract owner account balance	—	—	570.1	—	570.1
Operating expenses	3.2	—	757.6	(1.4)	759.4
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	173.7	—	173.7
Interest expense	5.5	13.0	7.8	(2.0)	24.3
Operating expenses related to consolidated investment entities:
Interest expense	—	—	22.2	—	22.2
Other expense	—	—	0.4	—	0.4
Total benefits and expenses	8.7	13.0	1,979.9	(3.4)	1,998.2
Income (loss) before income taxes	(4.4)	(12.9)	(495.6)	—	(512.9)
Income tax expense (benefit)	4.8	(0.8)	31.9	(28.0)	7.9
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(9.2)	(12.1)	(527.5)	28.0	(520.8)
Equity in earnings (losses) of subsidiaries, net of tax	(496.0)	123.6	—	372.4	—
Net income (loss) including noncontrolling interest	(505.2)	111.5	(527.5)	400.4	(520.8)
Less: Net income (loss) attributable to noncontrolling interest	—	—	(15.6)	—	(15.6)
Net income (loss) available to ING U.S., Inc.'s common shareholder	(505.2)	111.5	(511.9)	400.4	(505.2)
ING

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	2.4	1.9	4,698.3	(4.7)	4,697.9
Fee income	—	—	3,515.4	—	3,515.4
Premiums	—	—	1,861.1	—	1,861.1
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(74.1)	—	(74.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(19.0)	—	(19.0)
Net other-than-temporary impairments recognized in earnings	—	—	(55.1)	—	(55.1)
Other net realized capital gains (losses)	—	—	(1,225.7)	—	(1,225.7)
Total net realized capital gains (losses)	—	—	(1,280.8)	—	(1,280.8)
Other revenue	12.5	0.7	373.7	(8.4)	378.5
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	556.6	—	556.6
Changes in fair value related to collateralized loan obligations	—	—	(113.4)	—	(113.4)
Total revenues	14.9	2.6	9,610.9	(13.1)	9,615.3
Benefits and expenses:
Policyholder benefits	—	—	2,613.5	—	2,613.5
Interest credited to contract owner account balance	—	—	2,248.1	—	2,248.1
Operating expenses	30.5	1.2	3,131.7	(8.4)	3,155.0
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	722.3	—	722.3
Interest expense	74.1	61.4	22.9	(4.7)	153.7
Operating expenses related to consolidated investment entities:
Interest expense	—	—	106.4	—	106.4
Other expense	—	—	10.3	—	10.3
Total benefits and expenses	104.6	62.6	8,855.2	(13.1)	9,009.3
Income (loss) before income taxes	(89.7)	(60.0)	755.7	—	606.0
Income tax expense (benefit)	(349.4)	(1.2)	395.9	(50.5)	(5.2)
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	259.7	(58.8)	359.8	50.5	611.2
Equity in earnings (losses) of subsidiaries, net of tax	213.3	811.1	—	(1,024.4)	—
Net income (loss) including noncontrolling interest	473.0	752.3	359.8	(973.9)	611.2
Less: Net income (loss) attributable to noncontrolling interest	—	—	138.2	—	138.2
Net income (loss) available to ING U.S., Inc.'s common shareholder	473.0	752.3	221.6	(973.9)	473.0

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	10.9	1.8	4,968.5	(12.4)	4,968.8
Fee income	—	—	3,603.6	—	3,603.6
Premiums	—	—	1,770.0	—	1,770.0
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(550.6)	—	(550.6)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(47.9)	—	(47.9)
Net other-than-temporary impairments recognized in earnings	—	—	(502.7)	—	(502.7)
Other net realized capital gains (losses)	(42.2)	—	(986.5)	—	(1,028.7)
Total net realized capital gains (losses)	(42.2)	—	(1,489.2)	—	(1,531.4)
Other revenue	19.7	1.1	412.1	(4.7)	428.2
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	528.4	—	528.4
Changes in fair value related to collateralized loan obligations	—	—	(48.8)	—	(48.8)
Total revenues	(11.6)	2.9	9,744.6	(17.1)	9,718.8
Benefits and expenses:
Policyholder benefits	—	—	3,286.5	—	3,286.5
Interest credited to contract owner account balance	—	—	2,452.3	3.2	2,455.5
Operating expenses	11.9	3.2	3,023.6	(7.9)	3,030.8
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	387.0	—	387.0
Interest expense	61.7	56.4	33.6	(12.4)	139.3
Operating expenses related to consolidated investment entities:
Interest expense	—	—	68.4	—	68.4
Other expense	—	—	73.5	—	73.5
Total benefits and expenses	73.6	59.6	9,324.9	(17.1)	9,441.0
Income (loss) before income taxes	(85.2)	(56.7)	419.7	—	277.8
Income tax expense (benefit)	363.0	(17.1)	(354.0)	183.1	175.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(448.2)	(39.6)	773.7	(183.1)	102.8
Equity in earnings (losses) of subsidiaries, net of tax	360.1	481.9	—	(842.0)	—
Net income (loss) including noncontrolling interest	(88.1)	442.3	773.7	(1,025.1)	102.8
Less: Net income (loss) attributable to noncontrolling interest	—	—	190.9	—	190.9
Net income (loss) available to ING U.S., Inc.'s common shareholder	(88.1)	442.3	582.8	(1,025.1)	(88.1)
Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	19.7	2.3	4,990.2	(25.2)	4,987.0
Fee income	—	—	3,516.5	—	3,516.5
Premiums	—	—	1,707.5	—	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(1,383.4)	—	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(492.6)	—	(492.6)
Net other-than-temporary impairments recognized in earnings	—	—	(890.8)	—	(890.8)
Other net realized capital gains (losses)	(155.8)	—	(631.4)	—	(787.2)
Total net realized capital gains (losses)	(155.8)	—	(1,522.2)	—	(1,678.0)
Other revenue	19.2	1.3	531.9	(5.4)	547.0
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	316.0	—	316.0
Changes in fair value related to collateralized loan obligations	—	—	(121.8)	—	(121.8)
Total revenues	(116.9)	3.6	9,418.1	(30.6)	9,274.2
Benefits and expenses:
Policyholder benefits	—	—	2,466.7	—	2,466.7
Interest credited to contract owner account balance	—	—	2,560.6	—	2,560.6
Operating expenses	11.9	15.8	3,011.2	(5.4)	3,033.5
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	746.6	—	746.6
Interest expense	249.0	62.2	46.5	(25.2)	332.5
Operating expenses related to consolidated investment entities:
Interest expense	—	—	49.8	—	49.8
Other expense	—	—	46.7	—	46.7
Total benefits and expenses	260.9	78.0	8,928.1	(30.6)	9,236.4
Income (loss) before income taxes	(377.8)	(74.4)	490.0	—	37.8
Income tax expense (benefit)	151.0	(1.3)	125.8	(104.5)	171.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(528.8)	(73.1)	364.2	104.5	(133.2)
Equity in earnings (losses) of subsidiaries, net of tax	405.9	626.9	—	(1,032.8)	—
Net income (loss) including noncontrolling interest	(122.9)	553.8	364.2	(928.3)	(133.2)
Less: Net income (loss) attributable to noncontrolling interest	—	—	(10.3)	—	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholder	(122.9)	553.8	374.5	(928.3)	(122.9)

Fair Value, by Balance Sheet Grouping
The carrying values and estimated fair values of the Company’s financial instruments as of the dates indicated:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$75,073.4	$75,073.4	$75,287.1	$75,287.1
Equity securities, available-for-sale	282.3	282.3	340.1	340.1
Mortgage loans on real estate	8,949.4	9,215.2	8,662.3	8,954.8
Policy loans	2,204.4	2,204.4	2,200.3	2,200.3
Limited partnerships/corporations	468.5	468.5	465.1	465.1
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	6,643.3	6,643.3	8,442.0	8,442.0
Derivatives	2,077.0	2,077.0	2,374.5	2,374.5
Other investments	166.7	173.5	167.0	173.7
Assets held in separate accounts	103,098.3	103,098.3	97,667.4	97,667.4
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	49,798.5	55,996.7	50,133.7	56,851.0
Funding agreements with fixed maturities and guaranteed investment contracts	3,924.5	3,826.2	3,784.0	3,671.0
Supplementary contracts, immediate annuities and other	3,131.4	3,473.5	3,109.2	3,482.3
Derivatives:
Annuity product guarantees:
FIA	1,561.7	1,561.7	1,434.3	1,434.3
GMAB / GMWB / GMWBL	1,628.6	1,628.6	2,035.4	2,035.4
Stabilizer and MCGs	78.0	78.0	102.0	102.0
Other derivatives	1,670.6	1,670.6	1,944.2	1,944.2
Short-term debt	321.2	323.6	1,064.6	1,070.6
Long-term debt	3,440.8	3,677.2	3,171.1	3,386.2
Embedded derivatives on reinsurance	154.8	154.8	169.5	169.5
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The carrying values and estimated fair values of the Company’s financial instruments were as follows as of December 31, 2012 and 2011:

	2012		2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$75,287.1	$75,287.1	$72,669.4	$72,669.4
Equity securities, available-for-sale	340.1	340.1	353.8	353.8
Mortgage loans on real estate	8,662.3	8,954.8	8,691.1	8,943.7
Loan - Dutch State obligation	—	—	1,792.7	1,806.4
Policy loans	2,200.3	2,200.3	2,263.9	2,263.9
Limited partnerships/corporations	465.1	465.1	599.6	599.6
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	8,442.0	8,442.0	5,286.6	5,286.6
Derivatives	2,374.5	2,374.5	2,660.9	2,660.9
Other investments	167.0	173.7	215.1	220.1
Assets held in separate accounts	97,667.4	97,667.4	88,714.5	88,714.5
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	50,133.7	56,851.0	50,872.6	55,014.7
Funding agreements with fixed maturities and guaranteed investment contracts	3,784.0	3,671.0	5,559.0	5,261.0
Supplementary contracts, immediate annuities and other	3,109.2	3,482.3	3,037.0	3,311.9
Derivatives:
Annuity product guarantees:
FIA	1,434.3	1,434.3	1,304.9	1,304.9
GMAB / GMWB / GMWBL	2,035.4	2,035.4	2,272.2	2,272.2
Stabilizer and MCGs	102.0	102.0	221.0	221.0
Other derivatives	1,944.2	1,944.2	1,955.8	1,955.8
Short-term debt	1,064.6	1,070.6	1,054.6	1,054.6
Long-term debt	3,171.1	3,386.2	1,343.1	1,448.5
Embedded derivatives on reinsurance	169.5	169.5	137.2	137.2
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

Consolidated investment entities
Condensed Financial Statements, Captions [Line Items]
Components of the Consolidated Investment Entities
The following table summarizes the components of the consolidated investment entities, excluding collateral support for certain reinsurance contracts, as of the dates indicated:

	March 31, 2013	December 31, 2012
Assets of Consolidated Investment Entities
VIEs - CLO entities:
Cash and cash equivalents	$1,000.9	$360.6
Corporate loans, at fair value using the fair value option	4,043.1	3,559.3
Total CLO entities	5,044.0	3,919.9
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	53.9	80.2
Limited partnerships/corporations, at fair value	2,980.7	2,931.2
Other assets	31.2	34.3
Total investment funds	3,065.8	3,045.7
Total assets of consolidated investment entities	$8,109.8	$6,965.6

Liabilities of Consolidated Investment Entities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$4,448.1	$3,829.4
Other liabilities	510.9	—
Total CLO entities	4,959.0	3,829.4
VOEs - Private equity funds and single strategy hedge funds:
Other liabilities	293.8	292.4
Total investment funds	293.8	292.4
Total liabilities of consolidated investment entities	$5,252.8	$4,121.8

The following table summarizes the components of the consolidated investment entities, excluding collateral support for certain reinsurance contracts, as of December 31, 2012 and 2011:

	2012	2011
Assets of Consolidated Investment Entities
VIEs - CLO entities:
Cash and cash equivalents	$360.6	$98.3
Corporate loans, at fair value using the fair value option	3,559.3	2,162.9
Total CLO entities	3,919.9	2,261.2
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	80.2	38.7
Limited partnerships/corporations, at fair value	2,931.2	2,860.3
Other assets	34.3	15.5
Total investment funds	3,045.7	2,914.5
Total assets of consolidated investment entities	$6,965.6	$5,175.7

Liabilities of Consolidated Investment Entities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$3,829.4	$2,057.1
Total CLO entities	3,829.4	2,057.1
VOEs - Private equity funds and single strategy hedge funds:
Other liabilities	292.4	199.5
Total investment funds	292.4	199.5
Total liabilities of consolidated investment entities	$4,121.8	$2,256.6

Schedule of Condensed Consolidating Balance Sheets
The following tables reflect the impact of consolidation of investment entities into the Consolidated Balance Sheets as of December 31, 2012 and 2011, and the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
2012
Total investments and cash	$97,925.5	$—	$—	$(84.1)	$(567.0)	$97,274.4
Other assets	14,486.8	—	—	—	—	14,486.8
Assets held in consolidated investment entities	—	3,919.9	2,999.4	—	46.3	6,965.6
Assets held in separate accounts	97,667.4	—	—	—	—	97,667.4
Total assets	$210,079.7	$3,919.9	$2,999.4	$(84.1)	$(520.7)	$216,394.2

Future policy benefits and contract owner account balances	$86,055.7	$—	$—	$—	$—	$86,055.7
Other liabilities	12,488.1	—	—	—	—	12,488.1
Liabilities held in consolidated investment entities	—	3,913.5	292.4	(84.1)	—	4,121.8
Liabilities related to separate accounts	97,667.4	—	—	—	—	97,667.4
Total liabilities	196,211.2	3,913.5	292.4	(84.1)	—	200,333.0
Equity attributable to common shareholders	13,868.5	—	2,707.0	—	(2,707.0)	13,868.5
Retained earnings appropriated for investors in consolidated investment entities	—	6.4	—	—	—	6.4
Equity attributable to noncontrolling interest in consolidated investment entities	—	—	—	—	2,186.3	2,186.3
Total liabilities and equity	$210,079.7	$3,919.9	$2,999.4	$(84.1)	$(520.7)	$216,394.2
(1) The Before Consolidation column includes the Company's equity interest in the investment products subsequently consolidated, accounted for as equity method and available-for-sale investments.
(2)Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company's equity at risk recorded as investments by the Company (before consolidation) against either equity (private equity and real estate partnership funds) or senior and subordinated debt (CLOs) of the funds.

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
2011
Total investments and cash	$94,677.6	$—	$—	$(77.6)	$(1,142.8)	$93,457.2
Other assets	16,225.4	—	—	—	—	16,225.4
Assets held in consolidated investment entities	—	2,261.2	2,914.5	—	—	5,175.7
Assets held in separate accounts	88,714.5	—	—	—	—	88,714.5
Total assets	$199,617.5	$2,261.2	$2,914.5	$(77.6)	$(1,142.8)	$203,572.8

Future policy benefits and contract owner account balances	$88,358.4	$—	$—	$—	$—	$88,358.4
Other liabilities	10,317.2	—	—	—	—	10,317.2
Liabilities held in consolidated investment entities	—	2,134.7	199.5	(77.6)	—	2,256.6
Liabilities related to separate accounts	88,714.5	—	—	—	—	88,714.5
Total liabilities	187,390.1	2,134.7	199.5	(77.6)	—	189,646.7
Equity attributable to common shareholders	12,227.4	—	2,715.0	—	(2,715.0)	12,227.4
Retained earnings appropriated for investors in consolidated investment entities	—	126.5	—	—	—	126.5
Equity attributable to noncontrolling interest in consolidated investment entities	—	—	—	—	1,572.2	1,572.2
Total liabilities and equity	$199,617.5	$2,261.2	$2,914.5	$(77.6)	$(1,142.8)	$203,572.8
(1) The Before Consolidation column includes the Company's equity interest in the investment products subsequently consolidated, accounted for as equity method and available-for-sale investments.
(2)Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company's equity at risk recorded as investments by the Company (before consolidation) against either equity (private equity and real estate partnership funds) or senior and subordinated debt (CLOs) of the funds.

Schedule of Condensed Consolidating Statement of Operations

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
2012
Revenues:
Net investment income	$4,830.0	$0.5	$—	$(20.7)	$(111.9)	$4,697.9
Fee income	3,565.6	—	—	(14.4)	(35.8)	3,515.4
Premiums	1,861.1	—	—	—	—	1,861.1
Net realized capital losses	(1,280.8)	—	—	—	—	(1,280.8)
Other income	384.5	—	—	(6.0)	—	378.5
Income related to consolidated investment entities	—	21.5	415.1	6.6	—	443.2
Total revenues	9,360.4	22.0	415.1	(34.5)	(147.7)	9,615.3
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners	4,861.6	—	—	—	—	4,861.6
Other expense	4,031.0	—	—	—	—	4,031.0
Operating expenses related to consolidated investment entities	—	142.1	44.9	(34.5)	(35.8)	116.7
Total benefits and expenses	8,892.6	142.1	44.9	(34.5)	(35.8)	9,009.3
Income (loss) income before income taxes	467.8	(120.1)	370.2	—	(111.9)	606.0
Income tax expense (benefit)	(5.2)	—	—	—	—	(5.2)
Net income (loss)	473.0	(120.1)	370.2	—	(111.9)	611.2
Less: Net income (loss) attributable to noncontrolling interest	—	(120.1)	—	—	258.3	138.2
Net income (loss) available to ING U.S., Inc.'s common shareholder	$473.0	$—	$370.2	$—	$(370.2)	$473.0
(1)The Before Consolidation column includes the Company's equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company's share has been eliminated through consolidation.
(2)Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company's management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
2011
Revenues:
Net investment income	$5,104.7	$—	$—	$(11.5)	$(124.4)	$4,968.8
Fee income	3,614.5	—	—	(10.9)	—	3,603.6
Premiums	1,770.0	—	—	—	—	1,770.0
Net realized capital losses	(1,531.4)	—	—	—	—	(1,531.4)
Other income	428.2	—	—	—	—	428.2
Income related to consolidated investment entities	—	41.0	438.6	—	—	479.6
Total revenues	9,386.0	41.0	438.6	(22.4)	(124.4)	9,718.8
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners	5,742.0	—	—	—	—	5,742.0
Other expense	3,557.1	—	—	—	—	3,557.1
Operating expenses related to consolidated investment entities	—	91.7	72.6	(22.4)	—	141.9
Total benefits and expenses	9,299.1	91.7	72.6	(22.4)	—	9,441.0
Income (loss) before income taxes	86.9	(50.7)	366.0	—	(124.4)	277.8
Income tax expense (benefit)	175.0	—	—	—	—	175.0
Net income (loss)	(88.1)	(50.7)	366.0	—	(124.4)	102.8
Less: Net income (loss) attributable to noncontrolling interest	—	(50.7)	—	—	241.6	190.9
Net income (loss) available to ING U.S., Inc.'s common shareholder	$(88.1)	$—	$366.0	$—	$(366.0)	$(88.1)
(1)The Before Consolidation column includes the Company's equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company's share has been eliminated through consolidation.
(2)Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company's management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.

	Before Consolidation(1)	CLOs(2)	VOEs	CLOs Adjustments(3)	VOEs Adjustments(3)	Total
2010
Revenues:
Net investment income	$5,085.0	$—	$—	$(7.3)	$(90.7)	$4,987.0
Fee income	3,526.5	—	—	(10.0)	—	3,516.5
Premiums	1,707.5	—	—	—	—	1,707.5
Net realized capital losses	(1,678.0)	—	—	—	—	(1,678.0)
Other income	547.0	—	—	—	—	547.0
Income related to consolidated investment entities	—	(52.1)	246.3	—	—	194.2
Total revenues	9,188.0	(52.1)	246.3	(17.3)	(90.7)	9,274.2
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners	5,027.3	—	—	—	—	5,027.3
Other expense	4,112.6	—	—	—	—	4,112.6
Operating expenses related to consolidated investment entities	—	67.9	45.9	(17.3)	—	96.5
Total benefits and expenses	9,139.9	67.9	45.9	(17.3)	—	9,236.4
Income (loss) income before income taxes	48.1	(120.0)	200.4	—	(90.7)	37.8
Income tax expense (benefit)	171.0	—	—	—	—	171.0
Net income (loss)	(122.9)	(120.0)	200.4	—	(90.7)	(133.2)
Less: Net income (loss) attributable to noncontrolling interest	—	(120.0)	—	—	109.7	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholder	$(122.9)	$—	$200.4	$—	$(200.4)	$(122.9)
(1) The Before Consolidation column includes the Company's equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company's share has been eliminated through consolidation.
(2) The Company adopted guidance now encompassed in ASC Topic 810 on January 1, 2010, resulting in the consolidation of certain CLOs. In accordance with the standard, prior periods have not been restated to reflect the consolidation of theses CLOs. Prior to January 1, 2010, the Company was not deemed to be the primary beneficiary of these CLOs.
(3) Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company's management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.

Schedule of Changes in Fair Value of Level 3 Assets and Liabilities
The following table presents significant unobservable inputs for Level 3 fair value measurements as of March 31, 2013:

Assets and Liabilities	Fair Value	Valuation Technique	Unobservable Inputs
CLO Notes	$4,448.1	Discounted Cash Flow	Default Rate
			Recovery Rate
			Prepayment Rate
			Discount Margin

The following table shows significant unobservable inputs used in the fair value measurement of Level 3 assets and liabilities as of December 31, 2012:

	Assets and Liabilities	Fair Value	Valuation Technique	Unobservable Inputs	Estimate
2012
	CLO Notes	$3,829.4	Discounted Cash Flow	Default Rate	2.0%
				Recovery Rate	70.0%
				Prepayment Rate	20.0%
				Discount Margin	136 bps to 900 bps

Fair Value, by Balance Sheet Grouping
The fair value hierarchy levels of consolidated investment entities as of March 31, 2013 are presented in the table below:

	Level 1	Level 2	Level 3	Fair Value Measurements
Assets
VIEs - CLO entities:
Cash and cash equivalents	$1,000.9	$—	$—	$1,000.9
Corporate loans, at fair value using the fair value option	—	4,043.1	—	4,043.1
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	53.9	—	—	53.9
Limited partnerships/corporations, at fair value	—	—	2,980.7	2,980.7
Total assets, at fair value	$1,054.8	$4,043.1	$2,980.7	$8,078.6
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$—	$—	$4,448.1	$4,448.1
Total liabilities, at fair value	$—	$—	$4,448.1	$4,448.1

The fair value hierarchy levels of consolidated investment entities as of December 31, 2012 are presented in the table below:

	Level 1	Level 2	Level 3	Fair Value Measurements
Assets
VIEs - CLO entities:
Cash and cash equivalents	$360.6	$—	$—	$360.6
Corporate loans, at fair value using the fair value option	—	3,559.3	—	3,559.3
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	80.2	—	—	80.2
Limited partnerships/corporations, at fair value	—	—	2,931.2	2,931.2
Total assets, at fair value	$440.8	$3,559.3	$2,931.2	$6,931.3
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$—	$—	$3,829.4	$3,829.4
Total liabilities, at fair value	$—	$—	$3,829.4	$3,829.4

The fair value hierarchy levels of consolidated investment entities as of December 31, 2012 are presented in the table below:

	2012
	Level 1	Level 2	Level 3	Fair Value Measurements
Assets
VIEs - CLO entities:
Cash and cash equivalents	$360.6	$—	$—	$360.6
Corporate loans, at fair value using the fair value option	—	3,559.3	—	3,559.3
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	80.2	—	—	80.2
Limited partnerships/corporations, at fair value	—	—	2,931.2	2,931.2
Total assets, at fair value	$440.8	$3,559.3	$2,931.2	$6,931.3
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$—	$—	$3,829.4	$3,829.4
Total liabilities, at fair value	$—	$—	$3,829.4	$3,829.4

The fair value hierarchy levels of consolidated investment entities as of December 31, 2011 are presented in the table below:

	2011
	Level 1	Level 2	Level 3	Fair Value Measurements
Assets
VIEs - CLO entities:
Cash and cash equivalents	$98.3	$—	$—	$98.3
Corporate loans, at fair value using the fair value option	—	2,162.9	—	2,162.9
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	38.7	—	—	38.7
Limited partnerships/corporations, at fair value	—	—	2,860.3	2,860.3
Total assets, at fair value	$137.0	$2,162.9	$2,860.3	$5,160.2
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$—	$—	$2,057.1	$2,057.1
Total liabilities, at fair value	$—	$—	$2,057.1	$2,057.1

Reconciliation of the Beginning and Ending Fair Value Measurements for Level 3 Assets and Liabilities Using Unobservable Inputs
The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the three months ended March 31, 2013:

	Beginning Balance January 1	Purchases	Sales	Gains (Losses) Included in the Condensed Consolidated Statement of Operations	Ending Balance March 31
Assets
VOEs - Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	$2,931.2	$65.9	$(0.6)	$(15.8)	$2,980.7
Total assets, at fair value	$2,931.2	$65.9	$(0.6)	$(15.8)	$2,980.7
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$(3,829.4)	$(612.9)	$0.9	$(6.7)	$(4,448.1)
Total liabilities, at fair value	$(3,829.4)	$(612.9)	$0.9	$(6.7)	$(4,448.1)

The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the three months ended March 31, 2012 is presented in the table below:

	Beginning Balance January 1	Purchases	Sales	Gains (Losses) Included in the Condensed Consolidated Statement of Operations	Ending Balance March 31
Assets
VOEs - Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	$2,860.3	$100.9	$(17.0)	$6.4	$2,950.6
Total assets, at fair value	$2,860.3	$100.9	$(17.0)	$6.4	$2,950.6
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$(2,057.1)	$(362.0)	$0.5	$(73.1)	$(2,491.7)
Total liabilities, at fair value	$(2,057.1)	$(362.0)	$0.5	$(73.1)	$(2,491.7)

The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the year ended December 31, 2012:

	2012
	Beginning Balance January 1	Purchases	Sales	Gains (Losses) Included in the Consolidated Statement of Operations	Ending Balance December 31
Assets
VOEs - Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	$2,860.3	$389.8	$(601.1)	$282.2	$2,931.2
Total assets, at fair value	$2,860.3	$389.8	$(601.1)	$282.2	$2,931.2
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$(2,057.1)	$(1,603.6)	$4.4	$(173.1)	$(3,829.4)
Total liabilities, at fair value	$(2,057.1)	$(1,603.6)	$4.4	$(173.1)	$(3,829.4)

The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the year ended December 31, 2011 is presented in the table below:

	2011
	Beginning Balance January 1	Deconsolidation	Purchases	Sales	Gains (Losses) Included in the Consolidated Statement of Operations	Ending Balance December 31
Assets
VOEs - Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	$2,255.3	$(27.1)	$1,630.8	$(1,459.5)	$460.8	$2,860.3
Total assets, at fair value	$2,255.3	$(27.1)	$1,630.8	$(1,459.5)	$460.8	$2,860.3
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$(1,627.6)	$—	$(404.0)	$1.0	$(26.5)	$(2,057.1)
Total liabilities, at fair value	$(1,627.6)	$—	$(404.0)	$1.0	$(26.5)	$(2,057.1)

Maximum Exposure to Loss
The Company determines its maximum exposure to loss to be: (i) the amount invested in the debt or equity of the VIE and (ii) other commitments and guarantees to the VIE.

	March 31, 2013	December 31, 2012
Carrying amount	$—	$—
Maximum exposure to loss	—	—
Assets of nonconsolidated investment entities	1,779.4	1,792.2
Liabilities of nonconsolidated investment entities	1,770.3	1,772.9

The following table presents the December 31, 2012 and 2011 carrying amounts of total assets and liabilities of the VIEs in which the Company has concluded that it holds a variable interest, but is not the primary beneficiary. The Company determines its maximum exposure to loss to be: (i) the amount invested in the debt or equity of the VIE and (ii) other commitments and guarantees to the VIE.

	2012	2011
Carrying amount	$—	$—
Maximum exposure to loss	—	—
Assets of nonconsolidated investment entities	1,792.2	1,773.0
Liabilities of nonconsolidated investment entities	1,772.9	1,777.1